General and Administrative Expenses - Schedule Of General And Administrative Expenses (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Sep. 30, 2024
Schedule Of General And Administrative Expenses Abstract
Professional services			$ 3,106			$ 7,645	$ 5,987
Salaries and related expenses			1,171			320	133
Stock based compensation			6	$ 0	$ 178	18,825	230
Rent and office maintenance			0			195	0
Depreciation			0	438	323	4	0
Other expenses			242			1,093	364
Total	$ 3,593	$ 1,048	$ 4,525	$ 7,121	$ 2,555	$ 28,082	$ 6,714